Intangible assets, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Computer software [member]
IfrsStatementLineItems [Line Items]
Amortisation expense	$ 7,849	$ 6,895	$ 6,696